4. LOANS AND ALLOWANCE FOR LOAN LOSSES (Details 2) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Allowance for loan losses
Individually evaluated for impairment	$ 509	$ 509
Collectively evaluated for impairment	7,400	7,132
Total ending allowance	7,909	7,641
Loans
Individually evaluated for impairment	3,221	3,891
Collectively evaluated for impairment	1,187,541	1,011,635
Total ending loans	1,190,762	1,015,526
Construction and land development
Allowance for loan losses
Individually evaluated for impairment	0	4
Collectively evaluated for impairment	486	505
Total ending allowance	486	509
Loans
Individually evaluated for impairment	125	238
Collectively evaluated for impairment	79,613	64,464
Total ending loans	79,738	64,702
Commercial Real Estate
Allowance for loan losses
Individually evaluated for impairment	0	72
Collectively evaluated for impairment	3,719	3,084
Total ending allowance	3,719	3,156
Loans
Individually evaluated for impairment	836	2,619
Collectively evaluated for impairment	640,816	531,290
Total ending loans	641,652	533,909
Consumer Real Estate
Allowance for loan losses
Individually evaluated for impairment	223	115
Collectively evaluated for impairment	1,677	1,931
Total ending allowance	1,900	2,046
Loans
Individually evaluated for impairment	1,121	411
Collectively evaluated for impairment	286,000	249,296
Total ending loans	287,121	249,707
Commercial and industrial loans (except those secured by real estate)
Allowance for loan losses
Individually evaluated for impairment	286	297
Collectively evaluated for impairment	1,442	1,489
Total ending allowance	1,728	1,786
Loans
Individually evaluated for impairment	1,139	602
Collectively evaluated for impairment	169,570	153,067
Total ending loans	170,709	153,669
Consumer and other
Allowance for loan losses
Individually evaluated for impairment	0	21
Collectively evaluated for impairment	76	123
Total ending allowance	76	144
Loans
Individually evaluated for impairment	0	21
Collectively evaluated for impairment	11,542	13,518
Total ending loans	$ 11,542	$ 13,539